Borrowings - Summary of Borrowings (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about borrowings [Line Items]
Borrowings | ₩	₩ 6,683,662		₩ 8,120,791
Libor rate	1.695%	1.695%
Medium Term Note Programme [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 100,000,000
Medium Term Note Programme [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 2,000,000,000